UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02945

                          Centennial Money Market Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

           Date of reporting period: July 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of


                        5 | CENTENNIAL MONEY MARKET TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING    ENDING       EXPENSES
                             ACCOUNT      ACCOUNT      PAID DURING
                             VALUE        VALUE        6 MONTHS ENDED
                             (7/1/04)     (12/31/04)   DECEMBER 31, 2004
-------------------------------------------------------------------------
Actual                       $ 1,000.00   $ 1,005.50   $ 3.43
-------------------------------------------------------------------------
Hypothetical                   1,000.00     1,021.72     3.46

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2004 is as follows:

EXPENSE RATIO
-------------
    0.68%


                        6 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--14.1%
----------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--4.1%
Citibank NA:
2.305%, 2/23/05                                  $ 100,000,000   $    100,000,000
2.305%, 2/24/05                                    125,000,000        125,000,000
2.32%, 2/25/05                                      30,000,000         30,000,000
----------------------------------------------------------------------------------
Washington
Mutual Bank,
2.39%, 2/14/05                                      41,000,000         41,000,000
----------------------------------------------------------------------------------
Washington
Mutual Bank FA:
2.29%, 2/11/05                                      73,000,000         73,000,000
2.33%, 2/2/05                                      100,000,000        100,000,000
2.33%, 2/3/05                                       42,000,000         42,000,000
2.35%, 2/10/05                                      70,000,000         70,000,000
----------------------------------------------------------------------------------
Wells Fargo
Bank NA:
2.27%, 1/6/05                                       45,000,000         45,000,000
2.33%, 1/4/05                                       50,000,000         50,000,000
2.33%, 1/6/05                                       64,000,000         64,000,000
2.36%, 1/27/05                                     100,000,000        100,000,000
                                                                 -----------------
                                                                      840,000,000

----------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--10.0%
Bank of Montreal
Chicago, 2.28%,
1/13/05                                            113,000,000        113,000,000
----------------------------------------------------------------------------------
Bank of Nova
Scotia, 2.338%,
6/29/05 1                                          150,000,000        149,970,391
----------------------------------------------------------------------------------
BNP Paribas,
Chicago, 2.465%,
3/25/05                                            100,000,000        100,000,000
----------------------------------------------------------------------------------
BNP Paribas,
New York:
1.475%, 1/11/05                                     49,600,000         49,588,623
2.02%, 1/24/05                                     120,000,000        119,982,902
2.17%, 1/12/05                                      49,700,000         49,699,534
2.328%, 6/22/05 1                                  125,000,000        124,973,322
----------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY, 2.348%,
6/28/05 1                                           90,000,000         89,986,749
----------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Danske Bank,
New York, 2.348%,
6/24/05 1                                        $ 100,000,000   $     99,985,570
----------------------------------------------------------------------------------
Fortis Bank SA/NV,
New York, 2.10%,
1/5/05                                             117,500,000        117,500,000
----------------------------------------------------------------------------------
HBOS Treasury
Services, New York:
2.02%, 1/14/05                                      69,000,000         69,000,000
2.02%, 1/20/05                                     100,000,000        100,000,000
----------------------------------------------------------------------------------
Lloyds TSB Bank
plc, New York,
2.30%, 2/10/05                                      50,000,000         50,000,000
----------------------------------------------------------------------------------
Nordea Bank
Finland plc,
New York Branch,
2.343%, 6/29/05 1                                   73,000,000         72,987,392
----------------------------------------------------------------------------------
Royal Bank of
Canada, New York
Branch, 2.348%,
6/27/05 1                                          150,000,000        149,978,037
----------------------------------------------------------------------------------
Societe Generale,
New York:
2.30%, 2/3/05                                       69,300,000         69,300,000
2.328%, 6/14/05 1                                  117,000,000        116,981,871
----------------------------------------------------------------------------------
Svenska
Handelsbanken NY,
2.465%, 3/24/05                                    146,500,000        146,500,000
----------------------------------------------------------------------------------
Toronto Dominion
Bank, New York:
2.14%, 1/6/05                                      120,000,000        120,000,000
2.34%, 2/10/05                                      64,000,000         64,000,000
2.34%, 2/11/05                                      50,000,000         50,000,000
                                                                 -----------------
                                                                    2,023,434,391
                                                                 -----------------
Total Certificates of Deposit
(Cost $2,863,434,391)                                               2,863,434,391

----------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--16.8%
----------------------------------------------------------------------------------
AB SPINTAB:
2.10%, 1/3/05                                       31,000,000         30,996,383
2.36%, 2/11/05                                     100,000,000         99,731,222
2.385%, 2/23/05                                     67,000,000         66,764,746


                        7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
----------------------------------------------------------------------------------
Barclays US Funding Corp.:
2.18%, 1/12/05                                    $ 50,000,000       $ 49,966,694
2.30%, 2/7/05                                      135,000,000        134,680,875
2.30%, 2/24/05                                     200,000,000        199,310,000
2.34%, 2/28/05                                     165,000,000        164,377,950
----------------------------------------------------------------------------------
BNP Paribas
Finance, Inc.,
2.48%, 3/30/05                                     125,000,000        124,242,222
----------------------------------------------------------------------------------
Calyon North
America, Inc.,
2%, 3/4/05                                         100,000,000         99,655,556
----------------------------------------------------------------------------------
Danske Corp.,
Series A, 2.19%,
1/12/05                                            100,000,000         99,933,694
----------------------------------------------------------------------------------
Danske Corp.,
Series B, 2.21%,
1/3/05                                              93,000,000         92,988,582
----------------------------------------------------------------------------------
DnB NOR
Bank ASA:
2.15%, 1/7/05                                      125,000,000        124,955,208
2.16%, 1/11/05                                     175,000,000        174,895,000
----------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland:
2.08%, 3/29/05 2                                   148,000,000        147,256,053
2.28%, 2/11/05 2                                    16,900,000         16,856,116
----------------------------------------------------------------------------------
HBOS Treasury
Services:
2.13%, 2/2/05                                      150,000,000        149,716,000
2.14%, 2/3/05                                       50,000,000         49,901,917
2.33%, 2/28/05                                      82,750,000         82,439,366
----------------------------------------------------------------------------------
National Australia
Funding (Delaware),
Inc., 2.17%, 1/5/05                                 50,000,000         49,987,944
----------------------------------------------------------------------------------
Nationwide Building
Society:
1.91%, 2/25/05                                     115,000,000        114,664,424
2.06%, 1/28/05 2                                    35,000,000         34,945,925
2.12%, 2/1/05 2                                    103,000,000        102,812,812
----------------------------------------------------------------------------------
Nordea North America, Inc.:
2.15%, 1/10/05                                     111,650,000        111,593,701
2.15%, 1/12/05                                      23,425,000         23,409,611
2.27%, 2/17/05                                      50,000,000         49,851,819
2.285%, 2/24/05                                     60,000,000         59,794,350
2.31%, 2/23/05                                      10,500,000         10,464,291
----------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
Rabobank USA
Financial Corp.:
2.25%, 2/7/05                                     $ 35,000,000       $ 34,919,063
2.29%, 2/3/05                                       47,240,000         47,140,835
----------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken AB,
2.45%, 3/23/05 2                                    50,000,000         49,724,375
----------------------------------------------------------------------------------
St. George Bank Ltd.:
2.15%, 4/4/05 2                                     80,000,000         79,555,667
2.33%, 2/7/05 2                                     42,500,000         42,398,224
2.37%, 2/14/05 2                                    50,000,000         49,855,167
2.45%, 3/14/05 2                                    20,000,000         19,902,000
----------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.,
2.26%, 1/28/05 2                                    44,500,000         44,424,573
----------------------------------------------------------------------------------
Standard Federal
Bank:
2.07%, 1/4/05                                       50,000,000         49,999,449
2.17%, 1/7/05                                       25,000,000         25,000,000
2.24%, 1/21/05                                      50,000,000         50,000,000
2.27%, 1/27/05                                     100,000,000        100,000,000
----------------------------------------------------------------------------------
Svenska
Handelsbanken,
Inc., Series S,
2.08%, 3/29/05                                     130,000,000        129,346,533
----------------------------------------------------------------------------------
Swedbank AB,
2.31%, 2/9/05                                      188,000,000        187,529,530
----------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC,
2.295%, 2/28/05                                     36,000,000         35,866,890
                                                                 -----------------
Total Direct Bank Obligations
(Cost $3,411,854,767)                                               3,411,854,767

----------------------------------------------------------------------------------
LETTERS OF CREDIT--0.8%
----------------------------------------------------------------------------------
Calyon, guaranteeing commercial
paper of Banco Nacional de Comercio
Exterior SNC, 2.30%, 1/18/05
(Cost $173,318,449)                                 73,500,000         73,419,949
----------------------------------------------------------------------------------
NATC California
LLC, 2.03%, 1/19/05                                100,000,000         99,898,500
                                                                 -----------------
                                                                      173,318,449


                        8 | CENTENNIAL MONEY MARKET TRUST

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
SHORT-TERM NOTES--66.6%
----------------------------------------------------------------------------------
ASSET-BACKED--25.1%
Amsterdam Funding Corp.:
2.24%, 1/6/05 2                                  $  26,500,000   $     26,491,811
2.38%, 2/14/05 2                                    90,000,000         89,738,200
----------------------------------------------------------------------------------
Barton Capital
Corp.:
2.17%, 1/7/05 2                                     25,000,000         24,990,958
2.20%, 1/3/05 2                                     28,796,000         28,792,480
----------------------------------------------------------------------------------
Cable Beach LP,
2.03%, 1/6/05 2                                     75,000,000         74,978,854
----------------------------------------------------------------------------------
Chesham Finance
LLC:
2.25%, 1/19/05 2                                   145,000,000        144,836,875
2.30%, 1/12/05 2                                   100,000,000         99,929,722
2.35%, 2/2/05 2                                     90,000,000         89,812,000
2.38%, 2/28/05 2                                    40,000,000         39,846,622
2.49%, 3/17/05 2                                    44,500,000         44,269,156
----------------------------------------------------------------------------------
Crown Point
Capital Co.:
1.85%, 1/21/05 2                                    79,366,000         79,284,429
2.02%, 1/14/05 2                                    24,000,000         23,982,493
2.09%, 3/8/05 2                                     60,000,000         59,770,100
2.11%, 3/21/05 2                                    38,625,000         38,446,156
2.16%, 4/6/05 2                                     69,000,000         68,606,700
----------------------------------------------------------------------------------
Eiffel Funding LLC:
2.16%, 2/2/05 2                                     25,000,000         24,952,000
2.25%, 1/14/05 2                                    46,500,000         46,462,219
2.26%, 1/4/05 2                                      4,500,000          4,499,156
2.36%, 2/10/05 2                                    39,960,000         39,855,216
----------------------------------------------------------------------------------
Fairway Finance
Corp.:
1.92%, 2/23/05 2                                    27,126,000         27,049,324
2.19%, 1/5/05 2                                      4,139,000          4,137,993
----------------------------------------------------------------------------------
FCAR Owner
Trust I:
2.04%, 1/18/05                                     100,000,000         99,903,667
2.17%, 1/5/05                                      125,000,000        124,969,861
2.17%, 1/10/05                                     100,000,000         99,945,750
2.39%, 2/15/05                                      90,000,000         89,731,125
----------------------------------------------------------------------------------
Gemini
Securitization
Corp., 2.27%,
1/4/05 2                                            25,000,000         24,995,271
----------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
ASSET-BACKED Continued
Gotham Funding
Corp.:
2.31%, 1/5/05 2                                  $  95,000,000   $     94,975,617
2.31%, 1/10/05 2                                    31,321,000         31,302,912
2.32%, 1/7/05 2                                     40,066,000         40,050,508
2.40%, 1/3/05 2                                    156,000,000        155,979,394
2.40%, 1/20/05 2                                    47,000,000         46,940,467
2.42%, 1/4/05 2                                     55,000,000         54,989,325
----------------------------------------------------------------------------------
GOVCO, Inc.:
2%, 1/10/05 2                                       50,000,000         49,975,000
2.05%, 1/21/05 2                                   100,000,000         99,886,111
2.06%, 1/25/05 2                                    69,000,000         68,905,240
2.11%, 1/5/05 2                                     75,000,000         74,982,417
2.46%, 3/21/05 2                                    50,000,000         49,730,083
----------------------------------------------------------------------------------
Grampian Funding
LLC, 2.12%,
3/24/05 2                                          246,000,000        244,812,093
----------------------------------------------------------------------------------
Legacy Capital LLC:
2.02%, 3/4/05 2                                     53,145,000         52,960,114
2.03%, 3/7/05 2                                    184,281,000        183,605,559
2.36%, 1/28/05 2                                    50,000,000         49,911,500
----------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
2%, 3/1/05 2                                        75,000,000         74,754,167
2.03%, 1/10/05 2                                    51,161,000         51,135,061
2.05%, 1/24/05 2                                    80,425,000         80,319,666
2.08%, 3/2/05 2                                     29,000,000         28,899,467
2.15%, 2/4/05 2                                     65,000,000         64,868,014
2.15%, 4/5/05 2                                     57,000,000         56,680,008
2.17%, 1/7/05 2                                     35,000,000         34,987,342
2.20%, 1/11/05 2                                    24,000,000         23,985,333
2.42%, 2/11/05 2                                    10,935,000         10,904,862
----------------------------------------------------------------------------------
Neptune Funding
Corp.:
2.04%, 1/14/05 2                                    47,000,000         46,965,377
2.05%, 1/18/05 2                                    97,000,000         96,906,099
2.08%, 3/24/05 3                                    25,000,000         24,881,556
2.10%, 1/26/05 2                                    45,000,000         44,934,375
2.18%, 1/4/05 2                                     37,450,000         37,443,197
2.24%, 1/3/05 2                                     14,700,000         14,698,163
2.30%, 1/5/05 2                                     30,000,000         29,992,333
2.34%, 1/27/05 2                                    10,454,000         10,436,333
2.34%, 1/31/05 2                                    32,042,000         31,979,518
2.38%, 2/2/05 2                                     32,127,000         32,059,034
2.53%, 3/7/05 2                                     24,000,000         23,911,600


                        9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
ASSET-BACKED Continued
New Center
Asset Trust:
2.17%, 1/7/05                                    $  25,000,000   $     24,990,958
2.21%, 1/14/05                                      69,900,000         69,844,216
----------------------------------------------------------------------------------
Old Line Funding
Corp., 2.25%,
1/7/05 2                                            25,000,000         24,990,625
----------------------------------------------------------------------------------
Perry Global
Funding LLC,
Series A:
2.03%, 1/13/05 2                                   100,574,000        100,506,212
2.055%, 1/20/05 2                                  150,000,000        149,837,312
2.08%, 1/26/05 2                                    25,000,000         24,963,889
2.32%, 2/4/05 2                                     40,000,000         39,912,356
2.33%, 2/7/05 2                                     17,153,000         17,111,923
2.34%, 1/19/05 2                                    44,037,000         43,985,477
----------------------------------------------------------------------------------
Regency Markets
No. 1 LLC:
2.37%, 1/7/05 2                                    104,661,000        104,619,959
2.37%, 1/14/05 2                                    43,729,000         43,691,575
2.37%, 1/20/05 2                                    29,840,000         29,802,518
----------------------------------------------------------------------------------
Sheffield
Receivables Corp.:
2.17%, 1/3/05 2                                     45,900,000         45,894,467
2.20%, 1/12/05 2                                    31,760,000         31,738,650
----------------------------------------------------------------------------------
Solitaire Funding
LLC:
1.935%, 2/15/05 2                                   45,481,000         45,370,993
1.96%, 2/4/05 2                                    150,000,000        149,722,333
1.96%, 2/8/05 2                                     20,276,000         20,234,051
2.31%, 2/11/05 2                                    80,413,000         80,201,447
----------------------------------------------------------------------------------
Thornburg
Mortgage Capital
Resources, 2.11%,
1/31/05 2                                          120,000,000        119,811,980
----------------------------------------------------------------------------------
Victory Receivables
Corp.:
2.22%, 1/14/05 2                                    39,000,000         38,968,735
2.25%, 1/10/05 2                                    15,000,000         14,991,750
2.29%, 1/3/05 2                                     27,286,000         27,282,529
2.37%, 1/20/05 2                                    46,124,000         46,066,307
2.37%, 1/21/05 2                                    45,127,000         45,067,583
2.37%, 1/26/05 2                                    79,600,000         79,468,992
2.38%, 1/25/05 2                                    20,794,000         20,761,007
----------------------------------------------------------------------------------
Windmill Funding
Corp., 2.25%,
1/6/05 2                                            25,000,000         24,992,188
----------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
ASSET-BACKED Continued
Yorktown Capital
LLC, 2.20%,
1/13/05 2                                        $   8,777,000   $      8,770,564
                                                                    -------------
                                                                    5,113,626,579

----------------------------------------------------------------------------------
AUTOMOBILES--0.2%
BMW US Capital
LLC, 2.30%,
1/14/05 2                                           30,000,000         29,975,083
----------------------------------------------------------------------------------
BEVERAGES--0.1%
Diageo Capital plc,
2.22%, 1/5/05 2                                     14,800,000         14,796,349
----------------------------------------------------------------------------------
CAPITAL MARKETS--9.4%
Banc of America
Securities LLC,
2.32%, 1/3/05 1                                    180,000,000        180,000,000
----------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc.:
2.14%, 1/6/05                                      100,000,000         99,970,278
2.31%, 2/7/05                                      100,000,000         99,762,583
2.31%, 2/9/05                                      225,000,000        224,436,938
----------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
1.99%, 1/10/05                                     115,400,000        115,342,589
2.05%, 1/24/05                                      50,000,000         49,934,514
2.29%, 2/7/05                                      100,000,000         99,764,639
2.31%, 2/8/05                                      171,000,000        170,584,628
----------------------------------------------------------------------------------
First Clearing LLC,
2.41%, 6/6/05 1                                    140,000,000        140,000,000
----------------------------------------------------------------------------------
Goldman Sachs
Group, Inc., 2.23%,
4/6/05                                             165,000,000        165,000,000
----------------------------------------------------------------------------------
Lehman Brothers,
Inc., 2.38%,
12/15/05 1                                         152,000,000        152,000,000
----------------------------------------------------------------------------------
Morgan Stanley:
2.25%, 1/25/05                                       8,900,000          8,886,650
2.30%, 2/22/05                                     200,000,000        199,335,556
2.33%, 1/26/05                                     145,000,000        144,765,382
2.37%, 2/14/05                                      70,000,000         69,797,233
                                                                 -----------------
                                                                    1,919,580,990


                       10 | CENTENNIAL MONEY MARKET TRUST

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
COMMERCIAL BANKS--4.2%
Bank of America
Corp.:
2.05%, 1/19/05                                   $ 150,000,000   $    149,846,250
2.19%, 1/13/05                                     202,500,000        202,354,518
2.32%, 2/4/05                                       80,000,000         79,824,711
----------------------------------------------------------------------------------
HSBC USA, Inc.:
2.10%, 1/28/05                                      87,500,000         87,362,188
2.11%, 1/31/05                                     200,000,000        199,648,333
2.16%, 1/7/05                                       90,000,000         89,967,600
----------------------------------------------------------------------------------
Marshall & Ilsey
Corp., 2.29%,
1/21/05                                             35,000,000         34,955,472
----------------------------------------------------------------------------------
National City
Credit Corp.,
2.29%, 1/14/05                                      15,000,000         14,987,596
                                                                 -----------------
                                                                      858,946,668

----------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.5%
Caterpillar Financial
Services Corp.,
Series F:
2.158%, 1/14/05 1                                   20,000,000         20,001,020
2.38%, 4/25/05 1                                    35,000,000         35,035,478
----------------------------------------------------------------------------------
Private Export
Funding Corp.:
1.80%, 1/13/05 2                                    47,200,000         47,171,680
2.15%, 3/1/05 2                                      5,000,000          4,982,382
                                                                 -----------------
                                                                      107,190,560

----------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
First Data Corp.,
2.27%, 1/12/05                                      38,600,000         38,573,227
----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.9%
American Express
Credit Corp.,
Series B:
2.428%, 10/26/05 1                                  10,000,000         10,002,580
2.43%, 9/30/05 1                                   125,000,000        125,037,727
2.47%, 8/11/05 1                                    25,000,000         25,016,891
----------------------------------------------------------------------------------
General Electric
Capital Corp.:
2.18%, 1/14/05                                     150,000,000        149,881,917
2.32%, 2/25/05                                     147,000,000        146,478,967
2.33%, 2/10/05                                      94,000,000         93,756,644
2.45%, 3/22/05                                      83,150,000         82,697,294
----------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
General Electric
Capital Services:
2%, 3/8/05                                       $  30,000,000   $     29,890,000
2.33%, 2/10/05                                      42,250,000         42,140,619
2.46%, 3/21/05                                     200,000,000        198,920,333
----------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc.:
2.02%, 1/20/05                                      50,000,000         49,946,694
2.02%, 1/21/05                                      90,000,000         89,899,000
2.05%, 1/19/05                                      50,000,000         49,948,750
2.10%, 1/28/05                                      32,000,000         31,949,600
2.15%, 1/7/05                                       29,000,000         28,989,608
2.45%, 3/23/05                                     190,000,000        188,952,625
----------------------------------------------------------------------------------
Household
Finance Corp.:
2%, 1/12/05                                        145,000,000        144,911,389
2%, 1/13/05                                         95,000,000         94,936,667
2.34%, 2/25/05                                     100,000,000         99,642,500
2.34%, 2/28/05                                      50,000,000         49,811,500
----------------------------------------------------------------------------------
Prudential Funding
LLC, 2.13%, 4/4/05                                  79,000,000         78,565,303
                                                                 -----------------
                                                                    1,811,376,608

----------------------------------------------------------------------------------
INSURANCE--3.0%
ING America
Insurance Holdings,
Inc., 2.46%, 3/21/05                                14,600,000         14,521,184
----------------------------------------------------------------------------------
Jackson National
Life Global
Funding, Series
2004-6, 2.403%,
1/17/05 1,3                                         50,000,000         50,000,000
----------------------------------------------------------------------------------
Jackson National
Life Insurance Co.:
2.28%, 3/1/05 1                                     70,000,000         70,000,000
2.29%, 1/1/05 1                                     48,000,000         48,000,000
----------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
2.443%, 1/17/05 1,4                                 69,400,000         69,400,000
----------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
2.056%, 1/31/05 1                                  165,000,000        165,000,000
----------------------------------------------------------------------------------
Security Life of
Denver Insurance
Co., 2.535%,
1/24/05 1,4                                        115,000,000        115,000,000


                       11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
INSURANCE Continued
United of Omaha
Life Insurance Co.:
2.38%, 1/1/05 1,4                                $  50,000,000   $     50,000,000
2.38%, 11/17/05 1,4                                 16,000,000         16,000,000
2.38%, 12/29/05 1,4                                 15,000,000         15,000,000
                                                                 -----------------
                                                                      612,921,184

----------------------------------------------------------------------------------
LEASING & FACTORING--2.2%
American Honda
Finance Corp.:
2.15%, 1/7/05                                       25,000,000         24,991,042
2.296%, 12/6/05 1,3                                 35,000,000         34,998,375
----------------------------------------------------------------------------------
Toyota Motor
Credit Corp.:
2.17%, 1/12/05                                      35,000,000         34,976,793
2.28%, 1/26/05                                     150,000,000        149,762,500
2.29%, 2/3/05                                      200,000,000        199,580,167
                                                                 -----------------
                                                                      444,308,877

----------------------------------------------------------------------------------
OIL & GAS--0.6%
BP Capital Markets
plc, 2.25%, 1/5/05                                  35,000,000         34,991,250
----------------------------------------------------------------------------------
Koch Industries LLC:
2.27%, 1/7/05 2                                     25,000,000         24,990,542
2.29%, 1/11/05 2                                    33,000,000         32,979,008
----------------------------------------------------------------------------------
Shell Finance UK
plc, 2.20%, 1/3/05                                  35,000,000         34,995,722
                                                                 -----------------
                                                                      127,956,522

----------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Colgate-Palmolive
Co., 2.27%, 1/21/05 2                               35,000,000         34,955,861
----------------------------------------------------------------------------------
Procter & Gamble
Co., 2.24%, 2/2/05 2                                25,000,000         24,950,222
                                                                 -----------------
                                                                       59,906,083

----------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
Alcon Capital
Corp., 2.22%,
1/10/05 2                                           37,150,000         37,129,382
----------------------------------------------------------------------------------
Pfizer, Inc., 2.23%,
2/1/05 2                                            35,000,000         34,932,790
                                                                 -----------------
                                                                       72,062,172
----------------------------------------------------------------------------------

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.5%
Blue Spice LLC,
2.07%, 1/24/05 2                                 $ 175,000,000   $    174,768,563
----------------------------------------------------------------------------------
Cooperative Assn
of Tractor Dealers,
Inc., Series B:
2.15%, 3/28/05                                       9,500,000          9,451,207
2.15%, 3/30/05                                      15,100,000         15,020,641
----------------------------------------------------------------------------------
K2 (USA) LLC:
2%, 1/10/05 2                                       36,000,000         35,982,000
2.07%, 3/22/05 2                                    45,000,000         44,793,000
2.13%, 1/31/05 2                                    19,500,000         19,465,388
2.14%, 2/3/05 2                                     28,000,000         27,945,073
2.305%, 11/8/05 1,3                                120,000,000        119,974,438
2.38%, 6/30/05 1,3                                  65,500,000         65,493,432
2.44%, 3/15/05 2                                    17,800,000         17,711,930
----------------------------------------------------------------------------------
LINKS Finance LLC:
2.353%, 10/17/05 1,4                               150,000,000        149,964,564
2.353%, 12/15/05 1,3                               187,000,000        186,946,513
2.37%, 1/21/05 1,3                                  90,000,000         89,999,019
2.37%, 10/31/05 1,3                                175,000,000        174,956,655
----------------------------------------------------------------------------------
Parkland (USA) LLC:
2.35%, 12/12/05 1,3                                 50,000,000         49,995,300
2.383%, 1/14/05 1,3                                 23,000,000         22,999,918
----------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
2.413%, 1/24/05 1,3                                156,500,000        156,500,000
----------------------------------------------------------------------------------
Sigma Finance, Inc.:
2.006%, 1/6/05 1,3                                  90,000,000         89,980,155
2.12%, 2/4/05 2                                     35,960,000         35,888,000
2.353%, 6/17/05 1,3                                 90,000,000         89,991,764
2.353%, 12/14/05 1,3                                80,000,000         79,976,994
2.353%, 12/15/05 1,3                               214,000,000        213,940,885
2.36%, 12/16/05 1,3                                 80,000,000         79,976,989
2.365%, 5/17/05 1,3                                 50,000,000         49,995,342
----------------------------------------------------------------------------------
Ticonderoga
Funding LLC:
2.38%, 2/11/05 3                                    33,500,000         33,409,196
2.38%, 2/14/05 3                                   132,441,000        132,055,744
2.41%, 2/22/05 3                                    75,000,000         74,738,917
2.42%, 2/28/05 3                                    38,167,000         38,018,191


                       12 | CENTENNIAL MONEY MARKET TRUST

                                                     PRINCIPAL              VALUE
                                                        AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Wachovia Asset Securitization
Issuance, Series 2004-HEMM1,
Cl. A, 2.408%,
1/25/05 1                                        $  70,000,000   $     69,999,425
                                                                 -----------------
                                                                    2,349,939,243
                                                                 -----------------
Total Short-Term Notes
(Cost $13,561,160,145)                                             13,561,160,145

----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--1.9%
----------------------------------------------------------------------------------
Federal Home
Loan Bank:
1.40%, 4/1/05                                       35,000,000         34,995,920
1.50%, 2/28/05                                      50,000,000         50,000,000
----------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp.,
2.14%, 1/11/05                                      20,000,000         19,988,111
----------------------------------------------------------------------------------
Federal National
Mortgage Assn.:
1.375%, 2/18/05                                     50,000,000         50,000,000
1.40%, 2/25/05                                      25,000,000         25,000,000
1.55%, 5/4/05                                       35,000,000         35,000,000
1.60%, 5/13/05                                      25,000,000         25,000,000
1.66%, 5/20/05                                      50,000,000         50,000,000
1.75%, 5/23/05                                     100,000,000        100,000,000
                                                                 -----------------
Total U.S. Government Agencies
(Cost $389,984,031)                                                   389,984,031

----------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $20,399,751,783)                                   100.2%    20,399,751,783
----------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              (0.2)       (43,193,223)
                                                 ---------------------------------
NET ASSETS                                               100.0%  $ 20,356,558,560
                                                 =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $5,810,507,604, or 28.54% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,858,829,383 or 9.13% of the Trust's net assets as of December 31, 2004.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $415,364,564, which represents 2.04% of the Trust's net assets. See
Note 4 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       13 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

December 31, 2004
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $20,399,751,783)
--see accompanying statement of investments                                          $ 20,399,751,783
------------------------------------------------------------------------------------------------------
Cash                                                                                       28,307,871
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                        119,565,285
Interest                                                                                   12,582,786
Other                                                                                         972,377
                                                                                     -----------------
Total assets                                                                           20,561,180,102

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                    195,056,086
Dividends                                                                                   4,253,321
Transfer and shareholder servicing agent fees                                               2,539,870
Distribution and service plan fees                                                          1,822,775
Shareholder communications                                                                    781,945
Trustees' compensation                                                                         69,371
Other                                                                                          98,174
                                                                                     -----------------
Total liabilities                                                                         204,621,542

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $ 20,356,558,560
                                                                                     =================

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------

Paid-in capital                                                                      $ 20,356,565,517
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (6,957)
                                                                                     -----------------
NET ASSETS--applicable to 20,347,977,445 shares of beneficial interest outstanding   $ 20,356,558,560
                                                                                     =================

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE             $           1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2004
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------

Interest                                                                             $    185,500,932

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------

Management fees                                                                            35,480,905
------------------------------------------------------------------------------------------------------
Service plan fees                                                                          21,272,101
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                              14,504,539
------------------------------------------------------------------------------------------------------
Shareholder communications                                                                    431,604
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                   114,311
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         42,751
------------------------------------------------------------------------------------------------------
Other                                                                                         730,964
                                                                                     -----------------
Total expenses                                                                             72,577,175
Less reduction to custodian expenses                                                          (19,257)
                                                                                     -----------------
Net expenses                                                                               72,557,918

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     112,943,014

------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                                               (6,957)

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $    112,936,057
                                                                                     =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS               YEAR
                                                                                                 ENDED              ENDED
                                                                                     DECEMBER 31, 2004           JUNE 30,
                                                                                           (UNAUDITED)               2004
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $    112,943,014   $    137,747,546
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                       (6,957)            35,294
                                                                                     ------------------------------------
Net increase in net assets resulting from operations                                      112,936,057        137,782,840

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                     (112,943,014)      (137,747,546)

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from
beneficial interest transactions                                                         (834,313,273)    (1,827,754,177)

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                           (834,320,230)    (1,827,718,883)
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    21,190,878,790     23,018,597,673
                                                                                     ------------------------------------
End of period                                                                        $ 20,356,558,560   $ 21,190,878,790
                                                                                     ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                   YEAR
                                                      ENDED                                                  ENDED
                                          DECEMBER 31, 2004                                               JUNE 30,
                                                (UNAUDITED)       2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized
gain (loss)                                        .01 1           .01        .01        .02        .06        .05
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.01)           (.01)      (.01)      (.02)      (.06)      (.05)
Distributions from net realized gain                --              --         -- 2       -- 2       --         --
                                              ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.01)           (.01)      (.01)      (.02)      (.06)      (.05)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                             =======================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                    0.55%           0.61%      1.20%      1.99%      5.51%      5.36%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)       $ 20,357        $ 21,191   $ 23,019   $ 21,736   $ 22,210   $ 18,734
--------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)              $ 21,153        $ 22,509   $ 22,783   $ 22,947   $ 20,830   $ 18,537
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             1.06%           0.61%      1.19%      1.97%      5.34%     5.20%
Total expenses                                    0.68%           0.67%      0.66%      0.69%      0.67%     0.67%
Expenses after payments and waivers and
reduction to custodian expenses                    N/A 5          0.51%      0.40%      0.66%       N/A 5      N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust. During the six months ended December 31, 2004 and the year ended June 30, 2004, the Trust did not utilize any capital loss carryforward.

      As of December 31, 2004, the Trust had available for federal income tax purposes an estimated capital loss carryforward of $6,957 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets


                       18 | CENTENNIAL MONEY MARKET TRUST
are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of
Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                    SIX MONTHS ENDED DECEMBER 31, 2004              YEAR ENDED JUNE 30, 2004
                            SHARES              AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------
Sold                27,042,112,365   $  27,042,112,365    56,512,425,972   $  56,512,425,972
Dividends and/or
distributions
reinvested             110,908,091         110,908,091       137,480,535         137,480,535
Redeemed           (27,987,333,729)    (27,987,333,729)  (58,477,660,684)    (58,477,660,684)
                   --------------------------------------------------------------------------
Net decrease          (834,313,273)  $    (834,313,273)   (1,827,754,177)  $  (1,827,754,177)
                   ==========================================================================


                       19 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million, and 0.325% of net assets in excess of $2 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2004, the Trust paid $14,160,484 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


                       20 | CENTENNIAL MONEY MARKET TRUST
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
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The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's Form N-PX filing is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       21 | CENTENNIAL MONEY MARKET TRUST


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ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)